Income tax (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax [Abstract]
Tax calculated at the tax rates applicable to profits in the respective countries	$ 6,478	$ 1,458	$ (2,035)
Permanent differences:
Inflation adjustment for tax purposes	(4,076)
Share of profit / (loss) of associates and joint ventures	(763)	(376)	(691)
Unrecognized tax loss carry-forwards	(2,977)	(2,810)	14
Expiration of tax loss carry-forwards		(115)	(62)
Provision for unrecoverability of tax loss carry-forwards	(2,228)	(1,361)	(89)
Changes in fair value of financial instruments and sale of shares	52	(504)
Change of tax rate	280	8,233	4
Non-taxable profit			193
Non-deductible expenses	(18)	(11)	125
Others	782	941	542
Inflation adjustment for accounting purposes	640	6	166
Income tax from continuing operations	$ (1,830)	$ 5,461	$ (1,833)